Property, plant and equipment	12 Months Ended
Dec. 31, 2017
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Property, plant and equipment

18 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated in the statement of financial position at cost less accumulated depreciation. No depreciation is provided on freehold land. Freehold buildings and long leaseholds are depreciated over their estimated useful lives up to a maximum of 50 years. Short leases are written off over the duration of the lease. Depreciation is provided on other assets on a straight-line basis over their estimated useful lives as follows:

– land and buildings: land – not depreciated; leasehold improvements – shorter of life of lease and 10 years;

– fixtures and equipment: plant – 3 to 20 years; office furniture, fixtures and fittings – 5 to 10 years; computer systems, communication networks and equipment – 3 to 7 years.

		2017		2016
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	231	687	918	205	595	800
Acquisitions	–	–	–	–	1	1
Capital expenditure	5	48	53	6	48	54
Disposals/reclassified as held for sale	(3)	(40)	(43)	(13)	(52)	(65)
Exchange translation differences	(17)	(41)	(58)	33	95	128
At end of year	216	654	870	231	687	918

Accumulated depreciation
At start of year	139	537	676	117	454	571
Charge for the year	9	60	69	9	59	68
Disposals/reclassified as held for sale	(1)	(39)	(40)	(7)	(50)	(57)
Exchange translation differences	(10)	(34)	(44)	20	74	94
At end of year	137	524	661	139	537	676

Net book amount	79	130	209	92	150	242

No depreciation is provided on freehold land of £14m (2016: £16m). The net book amount of property, plant and equipment at 31 December 2017 includes £16m (2016: £20m) in respect of assets held under finance leases relating to fixtures and equipment.